Note 9 - Deposits	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of deposits from banks [text block]
9.	Deposits:

(thousands of Canadian dollars)
Maturity period	Demand/	Within	3 months to	1 year to	2 years to	Accrued	2021	2020
	Floating	3 months	1 year	2 years	5 years	Interest	Total	Total

Total deposits	$495,551	$260,915	$399,376	$272,782	$411,649	$12,931	$1,853,204	$1,567,570
Average effective interest rate	0.00%	1.21%	1.49%	2.04%	1.79%		1.19%	1.55%

Average effective interest rates are based on book values and contractual interest rates.